Staff costs - Summary of Staff Costs (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Employee Benefits [Abstract]
Salaries and wages	€ 164,076	€ 168,171	€ 158,231
Social security costs	5,699	6,897	7,891
RSU expense	10,337	16,836	24,261
Other pension costs	3,020	4,021	2,522
Employee benefits expense	€ 183,132	€ 195,925	€ 192,905
Average number of employees | employee	3,257	3,727	3,891